Contingencies - Possible losses (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2022 BRL (R$) claim	Dec. 31, 2021 BRL (R$) claim
Disclosure of contingent liabilities [line items]
Amount of claim not recorded		R$ 111,410	R$ 71,416
Civil proceedings
Disclosure of contingent liabilities [line items]
Amount of claim not recorded		R$ 23,210	R$ 13,746
Number of claims | claim		1,263	648
Labor proceedings
Disclosure of contingent liabilities [line items]
Amount of claim not recorded		R$ 28,284	R$ 24,645
Number of claims | claim		180	143
Tax proceedings
Disclosure of contingent liabilities [line items]
Amount of claim not recorded		R$ 59,916	R$ 33,025
Amount of claim not recorded corresponding to alleged service tax debt before fine and late payment interest	R$ 28,024
Fine (as a percent)	150.00%